INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets are summarized as follows:

	September 30, 2018	June 30, 2018
Software registration right	$5,223	$4,929
Patent	15,287	1,203
Value-added telecommunications business license	11,678	12,049
Subtotal	32,188	18,181
Less: Accumulated depreciation	4,872	4,294
Total	$27,316	$13,887

Intangible assets are summarized as follows:

	June 30, 2018	June 30, 2017
Software registration rights	$4,929	$4,508
Patent	1,203	—
Value-added telecommunications business license	12,049	11,833
Subtotal	18,181	16,341
Less: Accumulated depreciation	4,294	2,558
Total	$13,887	$13,783